Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000,000	1,000,300,000,000
Ordinary shares, shares issued	3,219,564,581	3,219,564,581
Ordinary shares, shares outstanding	3,192,111,251	3,167,959,016